Shareholders’ Equity (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	$ 1,162	$ 1,638	$ 2,040
Less: Share-based compensation expense attributable to non-controlling interests	74
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,088	1,638	2,040
Research and development [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	469	568	621
Marketing and sales [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	62	214	196
General and administrative [Member]
Shareholders’ Equity (Details) - Schedule of share-based compensation expense [Line Items]
Share-based compensation expense	$ 631	$ 856	$ 1,223